Insurance Contracts_Liquidity Risk Of Non life Insurance Contracts(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019 [1]	Dec. 31, 2018 [2]
Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	₩ 23,818,981	₩ 22,356,443
Non-life insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	576,666	568,400
Non-life insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	23,242,315	21,788,043
Non-participating long-term insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	19,873,613	18,552,772
Non-participating long-term insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	569,080	560,802
Non-participating long-term insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	19,304,533	17,991,970
Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,917,979	3,776,191
Annuity | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	7,586	7,598
Annuity | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,910,393	3,768,593
Asset-linked | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,389	27,480
Within 1 year | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	612,671	447,556
Within 1 year | Non-life insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	57,542	27,482
Within 1 year | Non-life insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	555,129	420,074
Within 1 year | Non-participating long-term insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	584,999	447,351
Within 1 year | Non-participating long-term insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	57,532	27,477
Within 1 year | Non-participating long-term insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	527,467	419,874
Within 1 year | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	283	205
Within 1 year | Annuity | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	10	5
Within 1 year | Annuity | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	273	200
Within 1 year | Asset-linked | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,389	0
1~5 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,907,163	3,162,746
1~5 years | Non-life insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	258,979	302,093
1~5 years | Non-life insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,648,184	2,860,653
1~5 years | Non-participating long-term insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,836,440	3,076,833
1~5 years | Non-participating long-term insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	258,436	301,842
1~5 years | Non-participating long-term insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,578,004	2,774,991
1~5 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	70,723	58,433
1~5 years | Annuity | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	543	251
1~5 years | Annuity | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	70,180	58,182
1~5 years | Asset-linked | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0	27,480
5~10 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,539,357	2,606,305
5~10 years | Non-life insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	86,593	96,782
5~10 years | Non-life insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,452,764	2,509,523
5~10 years | Non-participating long-term insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,169,403	2,264,364
5~10 years | Non-participating long-term insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	84,349	94,503
5~10 years | Non-participating long-term insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,085,054	2,169,861
5~10 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	369,954	341,941
5~10 years | Annuity | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,244	2,279
5~10 years | Annuity | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	367,710	339,662
5~10 years | Asset-linked | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0	0
10~20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,069,371	1,947,892
10~20 years | Non-life insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	46,855	44,865
10~20 years | Non-life insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,022,516	1,903,027
10~20 years | Non-participating long-term insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	820,481	767,988
10~20 years | Non-participating long-term insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	43,141	41,129
10~20 years | Non-participating long-term insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	777,340	726,859
10~20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,248,890	1,179,904
10~20 years | Annuity | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,714	3,736
10~20 years | Annuity | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,245,176	1,176,168
10~20 years | Asset-linked | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0	0
More 20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	15,690,419	14,191,944
More 20 years | Non-life insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	126,697	97,178
More 20 years | Non-life insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	15,563,722	14,094,766
More 20 years | Non-participating long-term insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	13,462,290	11,996,236
More 20 years | Non-participating long-term insurance | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	125,622	95,851
More 20 years | Non-participating long-term insurance | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	13,336,668	11,900,385
More 20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,228,129	2,195,708
More 20 years | Annuity | Fixed interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,075	1,327
More 20 years | Annuity | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,227,054	2,194,381
More 20 years | Asset-linked | Variable interest rate
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	₩ 0	₩ 0

[1]	Includes long-term investment contract amounting to KRW108,938 million.
[2]	Includes long-term investment contract amounting to KRW110,255 million.